NOTES PAYABLE AND LONG-TERM DEBT, Debt Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Total debt	$ 522	$ 471
Less current portion	(136)	(65)
Long term debt	386	406
Long-term Debt Maturities [Abstract]
Due in 2011	136
Due in 2012	40
Due in 2013	45
Due in 2014	54
Due in 2015	45
Due after 2015	202
Revolving Credit Loans [Member]
Debt Instrument [Line Items]
Total debt	108	34
Effective interest rate (in hundredths)	0.64%	0.68%
Title XI Bond 5.27% [Member]
Debt Instrument [Line Items]
Total debt	42	44
Stated interest rate (in hundredths)	5.27%	5.27%
Maturity date	2029	2029
Title XI Bond 5.34% [Member]
Debt Instrument [Line Items]
Total debt	40	42
Stated interest rate (in hundredths)	5.34%	5.34%
Maturity date	2028	2028
Term Loan 6.90% [Member]
Debt Instrument [Line Items]
Total debt	100	100
Stated interest rate (in hundredths)	6.90%	6.90%
Maturity date	2020	2020
Term Loan 4.79% [Member]
Debt Instrument [Line Items]
Total debt	66	73
Stated interest rate (in hundredths)	4.79%	4.79%
Maturity date	2020	2020
Term Loan 5.55% [Member]
Debt Instrument [Line Items]
Total debt	50	50
Stated interest rate (in hundredths)	5.55%	5.55%
Maturity date	2017	2017
Term Loan 5.53% [Member]
Debt Instrument [Line Items]
Total debt	50	50
Stated interest rate (in hundredths)	5.53%	5.53%
Maturity date	2016	2016
Term Loan 5.56% [Member]
Debt Instrument [Line Items]
Total debt	25	25
Stated interest rate (in hundredths)	5.56%	5.56%
Maturity date	2016	2016
Term Loan 4.10% [Member]
Debt Instrument [Line Items]
Total debt	12	25
Stated interest rate (in hundredths)	4.10%	4.10%
Maturity date	2012	2012
Term Loan 6.20% [Member]
Debt Instrument [Line Items]
Total debt	11	11
Stated interest rate (in hundredths)	6.20%	6.20%
Maturity date	October 2013	October 2013
Term Loan 6.38% [Member]
Debt Instrument [Line Items]
Total debt	8	8
Stated interest rate (in hundredths)	6.38%	6.38%
Maturity date	August 2017	August 2017
Term Loan 5.50% [Member]
Debt Instrument [Line Items]
Total debt	6	0
Stated interest rate (in hundredths)	5.50%
Maturity date	November 2014
Term Loan 5.88% [Member]
Debt Instrument [Line Items]
Total debt	3	3
Stated interest rate (in hundredths)	5.88%	5.88%
Maturity date	April 2014	April 2014
Term Loan 0.00% [Member]
Debt Instrument [Line Items]
Total debt	1	0
Stated interest rate (in hundredths)	0.00%
Maturity date	2012
Term Loan 7.42% [Member]
Debt Instrument [Line Items]
Total debt	0	3
Stated interest rate (in hundredths)		7.42%
Maturity date		2010
Term Loan 4.31% [Member]
Debt Instrument [Line Items]
Total debt	$ 0	$ 3
Stated interest rate (in hundredths)		4.31%
Maturity date		2010